COMPARABLE YEAR INFORMATION (UNAUDITED) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Sales	$ 20,095	$ 48,047	$ 176,382	$ 244,061
Cost of Sales	2,311	14,448	55,594	82,761
Gross Profit	17,784	33,599	120,788	161,300
Operating Expenses
Research and development	832,432	2,137,628	1,365,111	911,960
Selling, marketing and advertising	19,918	73,862	46,313	28,569
General and administrative	1,627,313	2,392,467	2,563,441	1,349,984
Total Operating Expenses	2,479,663	4,603,957	3,974,865	2,290,513
Loss from Operations	(2,461,879)	(4,570,358)	(3,854,077)	(2,129,213)
Other Income (Expense)	(223,858)	(737,781)	(505,611)	(559,750)
Net Loss	$ (2,686,537)	$ (5,308,939)	$ (4,359,688)	$ (2,689,763)
Basic and Diluted Loss Per Common Share	$ (0.18)	$ (0.24)	$ (0.34)	$ (0.24)
Basic and Diluted Weighted-Average Common Shares Outstanding	14,971,068	21,998,528	12,997,474	11,056,059